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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                             Chicago, Illinois 60606
                           Telephone: (312) 407-0700


                                                               January 19, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: Van Kampen Trust
     Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A Rule 485(b) Filing (File Nos. 33-4410 and 811-4629)

Ladies and Gentlemen:

     Van Kampen Trust (the "Registrant"), on behalf of its series, Van Kampen Core Plus Fixed Income Fund (the "Fund"), hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission promulgated thereunder.

     Pursuant to Rule 485(b)(4), the undersigned hereby represents that this Amendment to the Registration Statement does not contain any disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

     Should the staff have any questions regarding the foregoing, please call Alice J. Gerstel at (212) 762-7546 or the undersigned at (312) 407-0863.


                                      Very truly yours,

                                      /s/ Charles B. Taylor
                                      ---------------------
                                      Charles B. Taylor